Schedule of restructuring expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	$ 1,392	$ 1,662	$ 448
Restructuring provision professional fees [member]
IfrsStatementLineItems [Line Items]
Total		200	194
Restructuring provision litigation provision [member]
IfrsStatementLineItems [Line Items]
Total			(128)
Fiscal Refunds Provision [Member]
IfrsStatementLineItems [Line Items]
Total	1,389	1,768
Remediation provision [member]
IfrsStatementLineItems [Line Items]
Total		(361)	382
Acquisition related costs other [member]
IfrsStatementLineItems [Line Items]
Total	$ 3	$ 55